CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 USD USD ($)
Cash flows from operating activities
Net income	37,243	16,717	5,677	$ 5,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,830	3,939	2,415	1,562
Share-based compensation	30,542	6,963	1,625	4,853
Foreign currency exchange loss/(income), net	(8,911)		3	(1,416)
Deferred taxation	(1,814)	(1,231)		(288)
Changes in operating assets and liabilities:
Accounts receivable	(10,663)	(2,209)	532	(1,694)
Amounts due from a related party	1,000	(832)	(165)	159
Prepaid expenses and other current assets	(6,948)	(2,583)	1,221	(1,104)
Deferred revenue	23,221	40,251	10,415	3,689
Accounts payable	(1,194)			(190)
Amounts due to a related party	(993)	993		(158)
Accrued expenses and other current liabilities	15,909	8,165	2,590	2,528
Income tax payable	(327)	9,403	5,748	(52)
Net cash provided by operating activities	86,895	79,576	30,061	13,806
Cash flows from investing activities
Placement of short-term deposits	(404,500)	(116,000)	(58,000)	(64,269)
Placement of term deposits	(10,000)			(1,589)
Maturity of short-term deposits	116,000	58,000	26,000	18,431
Purchase of property, plant and equipment	(22,400)	(13,609)	(2,718)	(3,559)
Net cash used in investing activities	(320,900)	(71,609)	(34,718)	(50,986)
Cash flows from financing activities
Issuance of ordinary shares	424,930			67,515
Issuance of ordinary shares upon exercise of share options, net of issuance cost	1,147			182
Payment of dividend to Series A redeemable convertible preferred shareholders	(25,944)			(4,122)
Net cash provided by financing activities	400,133			63,575
Effect of exchange rate changes on cash and cash equivalents	(4,176)		(3)	(663)
Net (decrease)/increase in cash and cash equivalents	161,952	7,967	(4,660)	25,732
Cash and cash equivalents at beginning of year	19,388	11,421	16,081	3,080
Cash and cash equivalents at end of year	181,340	19,388	11,421	28,812
Supplemental disclosure of cash flow information
Income tax paid	(20,248)	(1,839)		$ (3,218)